Investment Objectives and Goals	Apr. 28, 2025
Ave Maria Value Focused Fund
Prospectus [Line Items]
Risk/Return [Heading]	Ave Maria Value Focused Fund
Objective [Heading]	what is the fund’s investment objective?
Objective, Primary [Text Block]	The investment objective of the Ave Maria Value Focused Fund (formerly the “Schwartz Value Focused Fund”) is to seek long-term capital appreciation.
Ave Maria Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Ave Maria Value Fund
Objective [Heading]	what is the fund’s investment objective?
Objective, Primary [Text Block]	The investment objective of the Ave Maria Value Fund is to seek long-term capital appreciation.
Ave Maria Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Ave Maria Growth Fund
Objective [Heading]	what is the fund’s investment objective?
Objective, Primary [Text Block]	The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation.
Ave Maria Rising Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	Ave Maria Rising Dividend Fund
Objective [Heading]	what are the fund’s investment objectives?
Objective, Primary [Text Block]	The investment objectives of the Ave Maria Rising Dividend Fund are to seek to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.
Ave Maria World Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Ave Maria World Equity Fund
Objective [Heading]	what is the fund’s investment objective?
Objective, Primary [Text Block]	The investment objective of the Ave Maria World Equity Fund is to seek long-term capital appreciation.
Ave Maria Growth Focused Fund
Prospectus [Line Items]
Risk/Return [Heading]	Ave Maria growth Focused Fund
Objective [Heading]	what is the fund’s investment objective?
Objective, Primary [Text Block]	The investment objective of the Ave Maria Growth Focused Fund (formerly the “Ave Maria Focused Fund”) is to seek long-term capital appreciation.
Ave Maria Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Ave Maria Bond Fund
Objective [Heading]	what is the fund’s investment objective?
Objective, Primary [Text Block]	The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income.